Goodwill and Other Intangible Assets, net - Changes in the Carrying Amount of Goodwill (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) business	Dec. 31, 2019 USD ($) business
Changes in the carrying amount of goodwill
Goodwill, Balance at the beginning of the period	$ 1,619.8	$ 1,345.4
Goodwill acquired during the year	18.1	274.5
Measurement period adjustments	(2.3)	0.2
Currency translation and other	6.1	(0.3)
Goodwill, Balance at the end of the period	$ 1,641.7	$ 1,619.8
Additional Acquisitions
Changes in the carrying amount of goodwill
Number of businesses acquired | business	1	5
Acquisition price	$ 3.2	$ 42.4
Carlisle Construction Materials
Changes in the carrying amount of goodwill
Goodwill, Balance at the beginning of the period	597.1	532.8
Goodwill acquired during the year	12.5	64.3
Measurement period adjustments	0.0	0.5
Currency translation and other	3.4	(0.5)
Goodwill, Balance at the end of the period	613.0	597.1
Carlisle Interconnect Technologies
Changes in the carrying amount of goodwill
Goodwill, Balance at the beginning of the period	835.2	643.1
Goodwill acquired during the year	2.8	194.1
Measurement period adjustments	(2.3)	(1.9)
Currency translation and other	(0.1)	(0.1)
Goodwill, Balance at the end of the period	835.6	835.2
Carlisle Fluid Technologies
Changes in the carrying amount of goodwill
Goodwill, Balance at the beginning of the period	187.5	169.5
Goodwill acquired during the year	2.8	16.1
Measurement period adjustments	0.0	1.6
Currency translation and other	2.8	0.3
Goodwill, Balance at the end of the period	$ 193.1	$ 187.5